Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents

	December 31,
	2020	2019
	US$ in millions
Cash at bank and on hand	$532	$585
Short-term bank deposits	329	1,886
	$861	$2,471